Effects of changes in currency exchange rate (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 156,202,002	$ 107,151,600
Current lease liabilities	9,451,551	7,142,360
Trade and other current payables	514,887,185	434,974,163
Accounts payable to related parties	36,417,518	55,140,630
Other current provisions	2,461,549	2,500,727
Current tax liabilities, current	41,110,171	9,938,664
Current provisions for employee benefits	48,467,947	38,713,293
Other current non-financial liabilities	51,008,288	31,921,197
Current liabilities	860,006,211	687,482,634
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	35,475,633	58,731,009
Current lease liabilities	2,681,843	2,084,679
Trade and other current payables	510,626,190	432,447,718
Accounts payable to related parties	36,417,518	55,140,630
Other current provisions	217,491	256,669
Current tax liabilities, current	8,407,598	4,486,182
Current provisions for employee benefits	31,203,297	22,293,579
Other current non-financial liabilities	3,594,656	906
Current liabilities	628,624,226	575,441,372
Not later than three months [member] | Chilean Pesos [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	21,109,878	2,367,748
Current lease liabilities	283,348	81,801
Trade and other current payables	254,769,653	272,728,937
Accounts payable to related parties	10,046,312	7,638,951
Other current provisions	164,622	233,330
Current tax liabilities, current	4,113,177	4,114,496
Current provisions for employee benefits	14,428,956	14,279,763
Other current non-financial liabilities	1,385,360
Current liabilities	306,301,306	301,445,026
Not later than three months [member] | Unidad De Fomento [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	3,428,771	3,242,883
Current lease liabilities	1,838,123	1,693,771
Current liabilities	5,266,894	4,936,654
Not later than three months [member] | Us Dollar [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	531,474	52,714,405
Current lease liabilities	362,393	159,760
Trade and other current payables	80,195,669	48,552,262
Accounts payable to related parties	2,794,220	4,045,747
Current tax liabilities, current	604,091
Other current non-financial liabilities	1,215,681
Current liabilities	85,703,528	105,472,174
Not later than three months [member] | Euros [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	103,888	212,407
Current lease liabilities		10,764
Trade and other current payables	9,814,496	10,018,064
Accounts payable to related parties	21,010,350	34,075,498
Current liabilities	30,928,734	44,316,733
Not later than three months [member] | Argentine Peso [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	10,059,999	54,804
Current lease liabilities	111,701	103,598
Trade and other current payables	144,463,472	84,199,465
Accounts payable to related parties	242,682	9,229,527
Other current provisions	22,110	17,059
Current tax liabilities, current	3,007,964
Current provisions for employee benefits	14,615,567	6,569,427
Other current non-financial liabilities		906
Current liabilities	172,523,495	100,174,786
Not later than three months [member] | Paraguayan Pesos [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	36,457
Current lease liabilities	41,095
Trade and other current payables	10,349,752	8,050,252
Accounts payable to related parties	2,310,004	1,131
Other current provisions	30,759	6,280
Current tax liabilities, current	213,248
Current provisions for employee benefits	970,939	560,016
Other current non-financial liabilities	993,615
Current liabilities	14,945,869	8,617,679
Not later than three months [member] | Bolivianboliviano [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	188,449	113,368
Trade and other current payables	5,882,964	4,833,519
Accounts payable to related parties	13,950	91,998
Current provisions for employee benefits	205,328	235,272
Current liabilities	6,290,691	5,274,157
Not later than three months [member] | Others Currencies [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	16,717	25,394
Trade and other current payables	1,372,105	123,267
Accounts payable to related parties		57,778
Current tax liabilities, current
Current provisions for employee benefits	287,411
Current liabilities	1,676,233	206,439
Not later than three months [member] | Uruguayan Peso [Member]
IfrsStatementLineItems [Line Items]
Current lease liabilities	45,183	34,985
Trade and other current payables	3,778,079	3,941,952
Current tax liabilities, current	469,118	371,686
Current provisions for employee benefits	695,096	649,101
Current liabilities	4,987,476	4,997,724
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	120,726,369	48,420,591
Current lease liabilities	6,769,708	5,057,681
Trade and other current payables	4,260,995	2,526,445
Accounts payable to related parties
Other current provisions	2,244,058	2,244,058
Current tax liabilities, current	32,702,573	5,452,482
Current provisions for employee benefits	17,264,650	16,419,714
Other current non-financial liabilities	47,413,632	31,920,291
Current liabilities	231,381,985	112,041,262
Later than three months and not later than one year [member] | Chilean Pesos [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	18,046,884	17,037,708
Current lease liabilities	177,500	96,742
Trade and other current payables	3,901,022	1,700,735
Accounts payable to related parties
Other current provisions	2,244,058	2,244,058
Current tax liabilities, current	32,676,212	2,819,345
Current provisions for employee benefits	17,252,755	16,419,714
Other current non-financial liabilities	47,413,632	30,980,829
Current liabilities	121,712,063	71,299,131
Later than three months and not later than one year [member] | Unidad De Fomento [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	87,012,122	28,374,241
Current lease liabilities	5,070,421	4,228,695
Current liabilities	92,082,543	32,602,936
Later than three months and not later than one year [member] | Us Dollar [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	9,442,661	362,118
Current lease liabilities	971,307	445,300
Trade and other current payables	180,830	307,940
Accounts payable to related parties
Current tax liabilities, current
Other current non-financial liabilities
Current liabilities	10,594,798	1,115,358
Later than three months and not later than one year [member] | Euros [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		49,840
Current lease liabilities		32,291
Trade and other current payables	584	88,592
Accounts payable to related parties
Current liabilities	584	170,723
Later than three months and not later than one year [member] | Argentine Peso [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Current lease liabilities	290,702	181,762
Trade and other current payables
Accounts payable to related parties
Other current provisions
Current tax liabilities, current	3,834	2,618,385
Current provisions for employee benefits
Other current non-financial liabilities		939,462
Current liabilities	294,536	3,739,609
Later than three months and not later than one year [member] | Paraguayan Pesos [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Current lease liabilities	124,228
Trade and other current payables	21,289	21,859
Accounts payable to related parties
Other current provisions
Current tax liabilities, current
Current provisions for employee benefits
Other current non-financial liabilities
Current liabilities	145,517	21,859
Later than three months and not later than one year [member] | Bolivianboliviano [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	6,224,702	2,596,684
Trade and other current payables	157,270	407,319
Accounts payable to related parties
Current provisions for employee benefits
Current liabilities	6,381,972	3,004,003
Later than three months and not later than one year [member] | Others Currencies [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Trade and other current payables
Accounts payable to related parties
Current tax liabilities, current	22,527	14,752
Current provisions for employee benefits	11,895
Current liabilities	34,422	14,752
Later than three months and not later than one year [member] | Uruguayan Peso [Member]
IfrsStatementLineItems [Line Items]
Current lease liabilities	135,550	72,891
Trade and other current payables
Current tax liabilities, current
Current provisions for employee benefits
Current liabilities	$ 135,550	$ 72,891